Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 184,000	$ 545,000	$ 1,556,000
Costs and expenses:
Research and development	178,000	2,353,000	2,352,000
Selling, general and administrative	2,704,000	3,918,000	3,972,000
Total costs and expenses	3,143,000	9,833,000	9,779,000
Loss from operations	(2,959,000)	(9,288,000)	(8,223,000)
Other Income and Expense
Adjustments to fair value of warrant derivatives			52,000
Adjustment to warrant exercise price			(24,000)
Other income	2,000	59,000	64,000
Net loss	$ (2,957,000)	$ (9,229,000)	$ (8,131,000)
Basic and diluted net loss per common share	$ (1.10)	$ (12.33)	$ (40.32)
Basic and diluted weighted average number of common shares outstanding	2,686,086	748,658	201,686
Commercial Product [Member]
Total revenues	$ 10,000	$ 5,000
Costs and expenses:
Cost of revenues	190,000	3,259,000	2,245,000
Government Contract [Member]
Total revenues	174,000	540,000	1,556,000
Costs and expenses:
Cost of revenues	$ 71,000	$ 303,000	$ 1,210,000